Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents
Schedule of cash and cash equivalents

	At December 31,
(in thousands of $)	2023	2022	2021
Money market funds	$1,678,100	$669,147	$997,092
Term accounts	350,000	54,116	95,090
Cash and bank balances	20,744	77,477	242,494
Total cash and cash equivalents	$2,048,844	$800,740	$1,334,676